CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Secured notes payable	$ 408,144	$ 396,509
Share capital	629,796	475,624
Share-based payments reserve	6,750	5,549
Deficit	(173,765)	(146,431)
Shareholder equity and other equity interest	$ 870,925	$ 731,251